Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net loss	$ (6,922,321)	$ (1,890,999)	$ (3,381,423)	$ (1,541,873)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Gain on sale of property and equipment	(37,767)	(24,224)	(57,603)	(28,408)
Depreciation and amortization	811,145	688,086	1,623,908	1,441,898
Stock compensation	436,386
Loss on extinguishment of debt	948,856			536,534
Amortization of financing costs	208,837	106,736		29,239
Gain on write-down of contingency			(32,246)	(395,634)
Write-down of assets				129,400
Amortization of warrant feature of note payable	108,325	68,770
Amortization of original interest discount	46,212	16,205	605,272	42,506
Amortization of operating lease right-of-use assets	238,970	19,107	358,322
Change in warrant liability			(106,900)
Changes in operating assets and liabilities:
Accounts receivable	(1,281,527)	(1,246,154)	(1,447,705)	(239,205)
Vendor deposits			(294,960)
Inventory	(514,236)	315,390	723,509	240,353
Prepaid expenses and other assets	10,050	57,716	148,272	(28,184)
Deposits	(50,542)
Accounts payable and accrued expenses	3,019,380	607,378	(1,012,225)	433,739
Operating lease liability	(238,970)	(19,107)	(358,322)
Customer deposits	5,861,609	1,107,639	1,855,989
Deferred taxes and uncertain tax position	(1,201,753)	(259,831)	(1,008,104)	(742,000)
Warrant liability	2,127,656	(2,600)
Due to related parties	3,345	3,150	7,000	(5,370)
Accrued expense long-term	227,104		453,923
Net cash provided by (used in) operating activities	3,800,759	(452,738)	(1,923,293)	(127,005)
INVESTING ACTIVITIES
Cash acquired in acquisition	1,268,285	1,285,214
Proceeds from the sale of property and equipment	31,500	39,750	143,711	320,775
Purchase of property and equipment	(46,004)	(14,876)	(191,032)	(10,807)
Net cash provided by investing activities	1,253,781	1,310,088	(47,321)	309,968
FINANCING ACTIVITIES
Proceeds (repayments) of short-term borrowings	1,026,200	(88,029)
Proceeds from short-term borrowings				463,137
Proceeds from convertible note payable			650,000
Proceeds from notes payable			1,527,000	16,297
Repayments of notes payable	(1,197,796)	(483,266)	(661,259)	(75,534)
Repayment of floor plan			(98,519)
Proceeds from note payable – related party			2,400	117,000
Proceeds (repayment) from lines of credit, net			1,339,430	(275,000)
Repayment of capital lease			(524,058)
Financing costs and early extinguishment of debt			(359,500)	(596,405)
Net borrowings from lines of credit	(443,270)
Repayment of financing lease	(162,443)	(302,099)
Net cash used in financing activities	(777,309)	(873,394)	1,875,494	(350,505)
NET CHANGE IN CASH	4,277,231	(16,044)	(95,120)	(167,542)
CASH
Beginning of period	238,760	333,880	333,880	501,422
End of period	$ 4,340,001	$ 317,836	$ 238,760	$ 333,880